GOODWILL AND INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Goodwill [Roll Forward]
Goodwill at beginning of period	$ 513,312
Disposals	662
Impairment charge	(35,956)
Impairment of goodwill	(36,684)	$ 0
Foreign exchange impact	(5,372)
Goodwill at end of period	435,962
Tropical fruit
Goodwill [Roll Forward]
Goodwill at beginning of period	273,275
Impairment charge	0
Goodwill at end of period	273,275
Diversified Fresh Produce - EMEA
Goodwill [Roll Forward]
Goodwill at beginning of period	151,276
Disposals	662
Foreign exchange impact	(5,157)
Goodwill at end of period	146,781
Diversified Fresh Produce - Americas & ROW
Goodwill [Roll Forward]
Goodwill at beginning of period	88,761
Impairment charge	(35,956)
Impairment of goodwill	(36,684)
Foreign exchange impact	(215)
Goodwill at end of period	$ 15,906